Income taxes - Deferred tax asset and liability (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
Income taxes
Beginning Balance	$ 59,957
Recognized in net loss	5,976
Business acquisition	(71,669)
Others	(159)
Ending Balance	(5,895)	$ 59,957
Net operating losses carried forward for income tax purposes	65,420,000	34,391,000
Net operating losses carried forward and deductible temporary differences not been recognized	68,528,000	37,557,000
Research and development expenditures for income tax	3,108,000	3,166,000
Property and equipment
Income taxes
Beginning Balance	(29,997)
Recognized in net loss	27,688
Business acquisition	(301,465)
Ending Balance	(303,774)	(29,997)
Intangibles
Income taxes
Beginning Balance	(171,528)
Recognized in net loss	13,222
Business acquisition	(71,669)
Ending Balance	(229,975)	(171,528)
Net operating losses
Income taxes
Beginning Balance	9,082,515
Recognized in net loss	2,262,414
Business acquisition	8,630,129
Others	(159)
Ending Balance	19,974,899	9,082,515
Financing fees
Income taxes
Beginning Balance	646,971
Recognized in net loss	420,872
Ending Balance	1,067,843	646,971
Research and development
Income taxes
Beginning Balance	791,156
Recognized in net loss	(14,451)
Ending Balance	776,705	791,156
Difference in timing of recognition
Income taxes
Beginning Balance	415,001
Recognized in net loss	32,696
Business acquisition	1,184,965
Ending Balance	1,632,662	415,001
Right-of-use asset
Income taxes
Beginning Balance	(32,955)
Recognized in net loss	49,477
Business acquisition	(1,810,747)
Ending Balance	(1,794,225)	(32,955)
Lease liability
Income taxes
Beginning Balance	33,564
Recognized in net loss	(68,106)
Business acquisition	1,828,306
Ending Balance	1,793,764	33,564
Net capital losses
Income taxes
Beginning Balance	37,372
Recognized in net loss	(683)
Ending Balance	36,689	37,372
Unrecognized deferred tax assets
Income taxes
Beginning Balance	(10,712,142)
Recognized in net loss	(2,717,153)
Business acquisition	(9,531,188)
Ending Balance	$ (22,960,483)	$ (10,712,142)